Basis of Presentation	12 Months Ended
Dec. 31, 2015
Basis of Presentation [Abstract]
Basis of Presentation
Note 2 — Basis of Presentation

These accompanying financial statements and related notes present our consolidated financial position as of December 31, 2015 and 2014, and the results of operations, comprehensive income, cash flows, and changes in owners’ equity for the years ended December 31, 2015, 2014 and 2013.

We have prepared our consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All significant intercompany balances and transactions have been eliminated. Certain amounts in prior periods have been reclassified to conform to the current year presentation.

One of our indirect subsidiaries is the sole general partner of Targa Resources Partners LP (“the Partnership” or “TRP”). Because we control the general partner of the Partnership, under GAAP, we must reflect our ownership interests in the Partnership on a consolidated basis. Accordingly, the Partnership’s financial results are included in our consolidated financial statements even though the distribution or transfer of Partnership assets is limited by the terms of the Partnership’s partnership agreement, as well as restrictive covenants in the Partnership’s lending agreements. The limited partner interests in the Partnership not owned by us are reflected in our consolidated results of operations as net income (loss) attributable to noncontrolling interests and in our Consolidated Balance Sheet equity section as noncontrolling interests in subsidiaries. Throughout these footnotes, we make a distinction where relevant between financial results of the Partnership versus those of a standalone parent and its non-partnership subsidiaries.

As of December 31, 2015, our interests in the Partnership consist of the following:

•	a 2% general partner interest, which we hold through our 100% ownership interest in the general partner of the Partnership;

•	all Incentive Distribution Rights (“IDRs”);

•	16,309,594 common units of the Partnership, representing an 8.8% limited partnership interest; and

•	a Special GP Interest representing retained tax benefits related to the contribution to the Partnership from us of the APL general partner interest acquired in the ATLS merger (see Note 4 – Business Acquisitions).

The Partnership is engaged in the business of gathering, compressing, treating, processing and selling natural gas; storing, fractionating, treating, transporting and selling NGLs and NGL products; gathering, storing and terminaling crude oil; and storing, terminaling and selling refined petroleum products. See Note 24 – Segment Information for an analysis of our and the Partnership’s operations by business segment.

The Partnership does not have any employees. We provide operational, general and administrative and other services to the Partnership, associated with the Partnership’s existing assets and assets acquired from third parties. We perform centralized corporate functions for the Partnership, such as legal, accounting, treasury, insurance, risk management, health, safety and environmental, information technology, human resources, credit, payroll, internal audit, taxes, engineering and marketing.

The Partnership Agreement governs our relationship with the Partnership regarding the reimbursement of costs incurred on behalf of the Partnership. We charge the Partnership for all the direct costs of the employees assigned to its operations, as well as all general and administrative support costs other than (1) costs attributable to our status as a separate reporting company and (2) our costs of providing management and support services to certain unaffiliated spun-off entities. The Partnership generally reimburses us monthly for cost allocations to the extent that we have made a cash outlay.

TRC Acquisition of TRP

On February 17, 2016, we completed the previously announced transactions contemplated by the Agreement and Plan of Merger (the “TRC/TRP Merger Agreement”), dated November 2, 2015, by and among us, the general partner of TRP, TRC and Spartan Merger Sub LLC, a subsidiary of us (“Merger Sub”) pursuant to which we acquired indirectly all of the outstanding TRP common units that we and our subsidiaries did not already own. Upon the terms and conditions set forth in the TRC/TRP Merger Agreement, Merger Sub merged with and into TRP (the “TRC/TRP Merger”), with TRP continuing as the surviving entity and as a subsidiary of TRC.

At the effective time of the TRC/TRP Merger, each outstanding TRP common unit not owned by us or our subsidiaries was converted into the right to receive 0.62 shares of our common stock. We issued 104,525,775 of our common shares to third-party unitholders of the common units of the Partnership in exchange for all of the 168,590,008 outstanding common units of the Partnership that we previously did not own. No fractional shares were issued in the TRC/TRP Merger, and TRP common unitholders instead received cash in lieu of fractional shares.

As we control the Partnership and will continue to control it after the TRC/TRP Merger, the changes in our ownership interest in the Partnership will be accounted for as an equity transaction and no gain or loss will be recognized in our consolidated statements of income resulting from the TRC/TRP Merger. In addition, the tax effects of the TRC/TRP Merger will be reported as adjustments to our additional paid-in capital (See Note 4 - Business Acquisitions).

Impact of Errors

On February 27, 2015, Targa completed the Atlas mergers. (See Note 4 – Business Acquisitions) During the fourth quarter of 2015, we concluded that our review procedures over the development and application of inputs, assumptions, and calculations used in cash flow-based fair value measurements associated with business combinations did not operate as designed. This resulted in errors in the preliminary fair values of our purchase accounting previously reported in our interim quarterly filings during 2015. The correction of these items in the fourth quarter of 2015 resulted in an increase to intangible assets, goodwill and noncontrolling interests, and a decrease to property, plant and equipment balances in each period.

We concluded that these errors were not material to any of the periods affected. The following table presents for each period the impact of these errors on previously reported balances, as well as the effect of ordinary measurement period adjustments.

	Three-Month Period
	As Reported	Impact of Errors	Other Measurement Period Adjustments (1)	As If Adjusted
March 31, 2015
Property, plant and equipment, net	$9,832.9	$(77.0)	$(248.8)	$9,507.1
Intangible assets, net	1,602.4	114.5	204.1	1,921.0
Goodwill	628.5	48.5	30.0	707.0
Noncontrolling interests	5,080.3	86.2	(173.2)	4,993.3
Depreciation and amortization expenses	119.6	0.2	(0.2)	119.6

June 30, 2015
Property, plant, and equipment, net	$9,684.3	$(76.0)	$1.0	$9,609.3
Intangible assets, net	1,735.6	113.1	35.4	1,884.1
Goodwill	557.9	48.5	100.6	707.0
Noncontrolling interests	4,976.1	86.2	17.2	5,079.5
Depreciation and amortization expenses	163.9	0.5	0.5	164.9

September 30, 2015
Property, plant, and equipment, net	$9,750.2	$(75.0)	$(8.6)	$9,666.6
Intangible assets, net	1,695.7	111.6	39.8	1,847.1
Goodwill	551.4	48.5	107.1	707.0
Noncontrolling interests	4,898.1	86.2	17.3	5,001.6
Depreciation and amortization expenses	165.8	0.5	0.4	166.7

(1)	Other Measurement Period Adjustments for goodwill include the impact of all balance sheet adjustments not presented in this table.

Revision of Previously Reported Revenues and Product Purchases

During the third quarter of 2014, the Partnership concluded that certain prior period buy-sell transactions related to the marketing of NGL products were incorrectly reported on a gross basis as Revenues and Product Purchases in previous consolidated statements of operations. GAAP requires that such transactions that involve purchases and sales of inventory with the same counterparty that are legally contingent or in contemplation of one another be reported as a single transaction on a combined net basis.

The Partnership concluded that these misclassifications were not material to any of the periods affected. However, the Partnership has revised previously reported revenues and product purchases to correctly report NGL buy-sell transactions on a net basis. Accordingly, Revenues and Product Purchases reported in its Form 10-K filed on February 14, 2014 have been reduced by equal amounts as presented in the following tables. There is no impact on previously reported net income, cash flows, financial position or other profitability measures.

Year Ended December 31,
2013
As Reported:
Revenues	$6,556.0
Product Purchases	5,378.5

Effect of Revisions:
Revenues	(241.3)
Product Purchases	(241.3)

As Revised:
Revenues	6,314.7
Product Purchases	5,137.2

Revisions of Previously Reported Activity in our Statement of Comprehensive Income

During the first quarter of 2016 we concluded that activity related to our commodity hedge contracts was not reported properly in our Statement of Comprehensive Income during 2015. The errors resulted in misstatements of the statement caption “Change in fair value” and equal offsetting misstatements of the caption “Settlements reclassified to revenues.” Related income tax effects were also misstated.

We concluded that these misstatements were not material to any of the periods affected, as reported “Total Other Comprehensive Income” is unchanged. However, we have revised previous Statements of Comprehensive Income reported during 2015 to properly reflect changes in fair value and settlements reclassified to revenues. There is no impact on previously reported net income, total comprehensive income, cash flows, financial position or other profitability measures.

The following table displays the impact of these revisions to activity reported in our Statement of Comprehensive Income during 2015:

	2015			2015
	As Reported			As Corrected
	Pre-Tax	Related Income Tax	After Tax	Pre-Tax	Related Income Tax	After Tax
Targa Resources Corp.
Commodity hedging contracts:
Change in fair value	$7.4	$(2.8)	$4.6	$11.0	$(4.2)	$6.8
Settlements reclassified to revenues	(5.9)	2.2	(3.7)	(9.5)	3.6	(5.9)

Other comprehensive income (loss) attributable to Targa Resources Corp.	1.5	(0.6)	0.9	1.5	(0.6)	0.9

Noncontrolling interests
Commodity hedging contracts:
Change in fair value	73.8	—	73.8	101.7	—	101.7
Settlements reclassified to revenues	(48.9)	—	(48.9)	(76.8)	—	(76.8)

Other comprehensive income (loss) attributable to noncontrolling interests	24.9	—	24.9	24.9	—	24.9

Total
Commodity hedging contracts:
Change in fair value	81.2	(2.8)	78.4	112.7	(4.2)	108.5
Settlements reclassified to revenues	(54.8)	2.2	(52.6)	(86.3)	3.6	(82.7)

Other comprehensive income (loss)	$26.4	$(0.6)	25.8	26.4	(0.6)	25.8

Change in Reportable Segments

Concurrent with the TRC/TRP Merger in February 2016, management reevaluated our reportable segments. See “Segment Information” included in Note 24 for a presentation of financial results by reportable segment, which have been recast to reflect our change in reporting segments.